Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance		$ 3,673
Exploration Expense	$ (4)	(6)
Ending Balance	3,679	3,679
E&E Asset [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance		3,673
Additions		13
Transfers to Assets Held for Sale		(1)
Exploration Expense		(6)
Ending Balance	$ 3,679	$ 3,679